Acquisition of Assets & Note Payable (Details) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Notes Payable to Banks [Member] | Dynamac Inc [Member]
Asset acquisition note payable	$ 300,000	$ 360,000